THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
SEPTEMBER 30, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%

	Shares	Value

COMMUNICATION SERVICES — 1.3%
John Wiley & Sons, Cl A	980,000	$31,075,800

CONSUMER DISCRETIONARY — 4.0%
National Vision Holdings *	725,000	27,724,000
Sally Beauty Holdings *	2,075,000	18,031,750
Shake Shack, Cl A *	155,000	9,994,400
Wolverine World Wide	1,465,000	37,855,600

		93,605,750

CONSUMER STAPLES — 15.0%
B&G Foods	1,090,000	30,269,300
Boston Beer, Cl A *	13,000	11,483,680
elf Beauty *	1,545,000	28,381,650
Freshpet *	250,000	27,912,500
Hostess Brands, Cl A *	4,160,000	51,292,800
J&J Snack Foods	145,000	18,906,550
Lancaster Colony	405,000	72,414,000
MGP Ingredients	595,000	23,645,300
Simply Good Foods *	1,915,000	42,225,750
TreeHouse Foods *	920,000	37,287,600
Utz Brands	330,000	5,907,000

		349,726,130

FINANCIALS — 11.8%
Argo Group International Holdings	790,000	27,199,700
Bryn Mawr Bank	415,000	10,321,050
Community Bank System	430,000	23,417,800
CVB Financial	1,080,000	17,960,400
German American Bancorp	515,000	13,977,100
Independent Bank	530,000	27,761,400
James River Group Holdings	545,000	24,268,850
Palomar Holdings *	235,000	24,496,400
Prosperity Bancshares	465,000	24,100,950
Selective Insurance Group	500,000	25,745,000
Stock Yards Bancorp	335,000	11,403,400

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
SEPTEMBER 30, 2020
(Unaudited)
COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
UMB Financial	700,000	$34,307,000
Washington Trust Bancorp	305,000	9,351,300

		274,310,350

HEALTH CARE — 22.5%
AtriCure *	885,000	35,311,500
Avanos Medical *	1,450,000	48,169,000
Cantel Medical	820,000	36,030,800
Cardiovascular Systems *	1,270,000	49,974,500
Catalent *	400,000	34,264,000
CONMED	671,925	52,860,339
Envista Holdings *	330,000	8,144,400
Globus Medical, Cl A *	450,000	22,284,000
Inspire Medical Systems *	380,795	49,141,595
Integra LifeSciences Holdings *	1,180,000	55,719,600
Masimo *	85,000	20,065,100
Omnicell *	250,000	18,665,000
Penumbra *	170,000	33,044,600
Prestige Consumer Healthcare *	1,045,000	38,058,900
Tactile Systems Technology *	510,000	18,660,900
Vapotherm *	210,000	6,090,000

		526,484,234

INDUSTRIALS — 15.9%
Albany International, Cl A	80,000	3,960,800
Altra Industrial Motion	985,000	36,415,450
Barnes Group	1,119,125	39,997,527
CSW Industrials	205,000	15,836,250
Evoqua Water Technologies *	1,580,149	33,530,762
Generac Holdings *	120,000	23,236,800
John Bean Technologies	665,000	61,106,850
MSA Safety	460,000	61,718,200
RBC Bearings *	58,160	7,049,574
Ritchie Bros. Auctioneers	375,000	22,218,750
Standex International	270,000	15,984,000
TriMas *	1,325,000	30,210,000

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
SEPTEMBER 30, 2020
(Unaudited)
COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Welbilt *	3,340,000	$20,574,400

		371,839,363

INFORMATION TECHNOLOGY — 21.5%
Blackbaud	315,000	17,586,450
Blackline *	255,000	22,855,650
Envestnet *	290,000	22,376,400
Medallia *	1,675,000	45,928,500
New Relic *	910,000	51,287,600
Pluralsight, Cl A *	780,000	13,361,400
Pure Storage, Cl A *	3,980,000	61,252,200
Q2 Holdings *	795,000	72,551,700
Sailpoint Technologies Holdings *	1,575,000	62,322,750
Tenable Holdings *	1,430,000	53,982,500
Workiva, Cl A *	440,000	24,534,400
Yext *	3,540,000	53,737,200

		501,776,750

MATERIALS — 4.4%
Chase	115,000	10,971,000
H.B. Fuller	400,000	18,312,000
Innospec	325,000	20,579,000
Sensient Technologies	910,000	52,543,400

		102,405,400

TOTAL COMMON STOCK
(Cost $2,010,111,548)		2,251,223,777

CASH EQUIVALENTS** — 3.7%
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.009%	20,000,000	20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.006%	66,725,099	66,725,099

TOTAL CASH EQUIVALENTS
(Cost $86,725,099)		86,725,099

TOTAL INVESTMENTS — 100.1%
(Cost $2,096,836,647)		$2,337,948,876

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
SEPTEMBER 30, 2020
(Unaudited)

Percentages are based on Net Assets of $2,335,114,783.

*  Non-income producing security.

** Rate reported is the 7-day effective yield as of September 30, 2020.

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended September 30, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-3200

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
SEPTEMBER 30, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.0%

	Shares	Value

COMMUNICATION SERVICES — 0.4%
John Wiley & Sons, Cl A	539,048	$17,093,212

CONSUMER DISCRETIONARY — 8.5%
Advance Auto Parts	695,000	106,682,500
Dunkin’ Brands Group	850,000	69,623,500
Tractor Supply	770,000	110,371,800
Ulta Beauty *	525,000	117,589,500

		404,267,300

CONSUMER STAPLES — 10.0%
Brown-Forman, Cl B	400,000	30,128,000
Campbell Soup	635,000	30,714,950
Church & Dwight	285,000	26,707,350
Hershey	780,000	111,805,200
JM Smucker	945,000	109,166,400
Lamb Weston Holdings	1,400,000	92,778,000
Molson Coors Beverage, Cl B	985,000	33,056,600
TreeHouse Foods *	1,035,000	41,948,550

		476,305,050

FINANCIALS — 12.4%
Arthur J Gallagher	1,175,000	124,056,500
Commerce Bancshares	390,000	21,953,100
Cullen/Frost Bankers	795,000	50,840,250
Everest Re Group	570,000	112,597,800
Morningstar	145,000	23,288,450
Northern Trust	915,000	71,342,550
Prosperity Bancshares	925,000	47,942,750
SVB Financial Group *	210,000	50,530,200
Tradeweb Markets, Cl A	1,565,000	90,770,000

		593,321,600

HEALTH CARE — 23.5%
Align Technology *	250,000	81,840,000
Bio-Rad Laboratories, Cl A *	100,000	51,546,000

5	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
SEPTEMBER 30, 2020
(Unaudited)
COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Bio-Techne	450,000	$111,478,500
Cantel Medical	955,000	41,962,700
Catalent *	1,200,000	102,792,000
Cooper	260,000	87,651,200
DENTSPLY SIRONA	2,320,950	101,495,143
Edwards Lifesciences *	1,360,000	108,555,200
Envista Holdings *	1,220,000	30,109,600
Integra LifeSciences Holdings *	1,655,000	78,149,100
Masimo *	250,000	59,015,000
Veeva Systems, Cl A *	415,000	116,693,850
Waters *	405,000	79,250,400
West Pharmaceutical Services	245,000	67,350,500

		1,117,889,193

INDUSTRIALS — 14.0%
AMETEK	1,420,000	141,148,000
Clarivate PLC *	3,800,000	117,762,000
Fortive	1,945,000	148,228,450
IDEX	460,000	83,908,600
Nordson	150,000	28,773,000
Rockwell Automation	350,000	77,238,000
Toro	860,000	72,197,000

		669,255,050

INFORMATION TECHNOLOGY — 23.3%
Medallia *	3,175,000	87,058,500
New Relic *	800,000	45,088,000
Nutanix, Cl A *	1,025,000	22,734,500
Okta, Cl A *	390,000	83,401,500
Palo Alto Networks *	410,000	100,347,500
Proofpoint *	500,000	52,775,000
Pure Storage, Cl A *	4,665,000	71,794,350
Q2 Holdings *	315,000	28,746,900
ServiceNow *	150,000	72,750,000
Smartsheet, Cl A *	1,870,000	92,415,400
Splunk *	575,000	108,174,750
Synopsys *	245,000	52,425,100

6	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
SEPTEMBER 30, 2020
(Unaudited)
COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Workday, Cl A *	725,000	$155,969,250
Zendesk *	405,000	41,682,600
Zscaler *	690,000	97,076,100

		1,112,439,450

MATERIALS — 1.9%
AptarGroup	780,000	88,296,000

TOTAL COMMON STOCK
(Cost $3,460,034,141)		4,478,866,855

CASH EQUIVALENTS** — 6.0%
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 0.009%	20,000,000	20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.006%	267,651,764	267,651,764

TOTAL CASH EQUIVALENTS
(Cost $287,651,764)		287,651,764

TOTAL INVESTMENTS — 100.0%
(Cost $3,747,685,905)		$4,766,518,619

Percentages are based on Net Assets of $4,764,560,555.

*  Non-income producing security.

** Rate reported is the 7-day effective yield as of September 30, 2020.

Cl — Class

PLC — Public Limited Company

As of September 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended September 30, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-2500

7	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKET FUND
SEPTEMBER 30, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.4%

	Shares	Value

ARGENTINA — 2.5%
MercadoLibre *	150	$162,372

BRAZIL — 3.1%
Arco Platform, Cl A *	1,000	40,840
B3 - Brasil Bolsa Balcao	7,500	73,344
XP, Cl A *	2,215	92,343

		206,527

CHINA — 37.8%
AK Medical Holdings	20,000	51,539
Alibaba Group Holding ADR *	2,030	596,779
Foshan Haitian Flavouring & Food, Cl A	3,720	88,957
Hefei Meiya Optoelectronic Technology, Cl A	6,855	48,372
JD.com ADR *	2,625	203,726
Meituan Dianping, Cl B *	5,300	167,264
NetEase ADR	95	43,194
Sangfor Technologies, Cl A	2,900	90,566
Shenzhen Inovance Technology, Cl A	8,000	68,340
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,000	102,706
Skshu Paint, Cl A	3,000	70,842
Tencent Holdings	5,900	397,814
Venus MedTech Hangzhou, Cl H *	8,735	93,366
Wuliangye Yibin, Cl A	2,900	94,678
WuXi AppTec, Cl H	7,888	114,501
Wuxi Biologics Cayman *	7,700	189,261
Yum China Holdings	1,430	75,719

		2,497,624

HONG KONG — 4.1%
AIA Group	12,900	127,882
Hong Kong Exchanges & Clearing	3,100	146,160

		274,042

8	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKET FUND
SEPTEMBER 30, 2020
(Unaudited)
COMMON STOCK — continued

	Shares	Value

HUNGARY — 1.4%
OTP Bank	3,035	$91,275

INDIA — 17.0%
Asian Paints	4,330	116,897
Avenue Supermarts *	2,445	73,248
Bajaj Finance	2,910	129,669
HDFC Bank *	12,890	189,478
Kotak Mahindra Bank *	5,040	86,721
L&T Technology Services	3,605	79,492
Reliance Industries	11,345	344,319
Tata Consultancy Services	3,010	101,975

		1,121,799

INDONESIA — 1.4%
Bank Central Asia	50,600	92,319

KENYA — 1.1%
Safaricom PLC	267,000	73,265

MEXICO — 1.8%
Wal-Mart de Mexico	49,300	118,160

NETHERLANDS — 3.3%
Heineken	850	75,678
Unilever ADR	2,300	138,920

		214,598

PERU — 0.9%
Credicorp	475	58,895

RUSSIA — 1.6%
TCS Group Holding GDR	4,045	107,367

9	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKET FUND
SEPTEMBER 30, 2020
(Unaudited)
COMMON STOCK — continued

	Shares	Value

SOUTH AFRICA — 0.9%
Clicks Group	4,590	$60,951

SOUTH KOREA — 6.0%
Kakao	535	166,814
Koh Young Technology	985	75,190
LG Household & Health Care	45	55,747
NCsoft	145	99,993

		397,744

TAIWAN — 9.4%
Airtac International Group	3,000	68,273
Silergy	1,120	66,533
Taiwan Semiconductor Manufacturing	25,000	377,693
Voltronic Power Technology	3,255	111,134

		623,633

UNITED ARAB EMIRATES — 0.8%
Network International Holdings PLC	14,805	52,458

UNITED STATES — 0.9%
EPAM Systems *	190	61,423

VIETNAM — 0.4%
Vietnam Dairy Products JSC	5,950	28,098

TOTAL COMMON STOCK
(Cost $4,063,515)		6,242,550

PREFERRED STOCK — 1.2%

BRAZIL — 1.2%
Banco Inter †	23,855	79,059

TOTAL PREFERRED STOCK
(Cost $68,576)		79,059

10	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKET FUND
SEPTEMBER 30, 2020
(Unaudited)

	Shares	Value

CASH EQUIVALENT**— 4.1%
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 0.006%	272,741	$272,741

TOTAL CASH EQUIVALENT
(Cost $272,741)		272,741

TOTAL INVESTMENTS — 99.7%
(Cost $4,404,832)		$6,594,350

Percentages are based on Net Assets of $6,615,262.

*  Non-income producing security.

** Rate reported is the 7-day effective yield as of September 30, 2020.

† There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

PLC — Public Limited Company

The following is a list of the inputs used as of September 30, 2020, in valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$162,372	$—	$—	$162,372
Brazil	206,527	—	—	206,527
China	919,418	1,578,206	—	2,497,624
Hong Kong	—	274,042	—	274,042
Hungary	—	91,275	—	91,275
India	—	1,121,799	—	1,121,799
Indonesia	—	92,319	—	92,319
Kenya	—	73,265	—	73,265
Mexico	118,160	—	—	118,160
Netherlands	138,920	75,678	—	214,598
Peru	58,895	—	—	58,895
Russia	—	107,367	—	107,367
South Africa	—	60,951	—	60,951
South Korea	—	397,744	—	397,744
Taiwan	—	623,633	—	623,633
United Arab Emirates	—	52,458	—	52,458
United States	61,423	—	—	61,423
Vietnam	—	28,098	—	28,098
Total Common Stock	$1,665,715	$4,576,835	$—	$6,242,550
Preferred Stock	79,059	—	—	79,059
Cash Equivalent	272,741	—	—	272,741
Total Investments in Securities	$2,017,515	$4,576,835	$—	$6,594,350

11	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN EMERGING
MARKET FUND
SEPTEMBER 30, 2020
(Unaudited)

During the period ended September 30, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-1100

12	CHAMPLAIN INVESTMENT	PARTNERS